PENFIELD PARTNERS, L.P.

                  Index to Financial Statements
                          June 30, 2000


                                                  PAGE(S)

Independent Accountants' Report                     1

Statement of Assets and Liabilities                 2

Statement of Operations                             3

Statements of Changes in Partners' Capital          4

Schedule of Investments                             6

Notes to Financial Statements                       9

                 Independent Accountant's Report



The Partners of
Penfield Partners, L.P.

     We have reviewed the accompanying Statement of Assets and Liabilities, including the Schedule of Investments of Penfield Partners, L.P. as of June 30, 2000 and the related Statements of Operations and Changes in Partners' Capital for the six months then ended. These financial statements are the responsibility of the Partnership's management.

     We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

     Based on our review, we are not aware of any material modifications that should be made to the accompanying interim period financial statements for them to be in conformity with generally accepted accounting principles.

     The Statement of Changes in Partners' Capital for the year ended December 31, 1999 was audited by us, and we expressed an unqualified opinion on it in our report dated January 14, 2000, but we have not performed any audit procedures since that date.

                              Anchin, Block & Anchin LLP




New York, N.Y.
July 26, 2000

                     PENFIELD PARTNERS, L.P.

               STATEMENT OF ASSETS AND LIABILITIES
                          June 30, 2000
                           (Unaudited)


ASSETS

Investments in securities, at fair value          $34,944,993
Cash equivalents                                    4,450,892
Receivable from broker                                698,337
                                                  ___________

     TOTAL ASSETS                                 $40,094,222


LIABILITIES

Securities sold short, at fair value              $ 4,388,657
Payable to broker                                     918,263
Accrued expenses                                       82,821
Payable for capital withdrawals                       412,176
                                                  ___________

     TOTAL LIABILITIES                            $ 5,801,917

PARTNERS' CAPITAL

General Partners                                    4,056,055
Limited Partners                                   30,236,250
                                                  ___________

     TOTAL PARTNERS' CAPITAL                      $34,292,305


     TOTAL LIABILITIES AND PARTNERS' CAPITAL      $40,094,222
                                                  ___________


Net asset value per Limited Partners' Unit        $    25,000
                                                  ___________


See Notes to Financial Statements

                     PENFIELD PARTNERS, L.P.

                     STATEMENT OF OPERATIONS
             For the Six Months Ended June 30, 2000
                           (Unaudited)




REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized gains on investments, net    $   593,705
  Unrealized gains on investments, net    5,588,745
                                        ___________

       Total Realized and Unrealized Investment Gains  $6,182,450

INVESTMENT LOSS
  Income
     Interest                                58,922
     Dividends                               55,863
                                        ___________

                                            114,785

  Expenses
     Administrator's fee                    115,431
     Independent General Partners' fees      10,000
     Interest                                60,592
     Professional fees                       52,711
     Short dividend expense                   2,550
                                        ___________

                                            241,284

       Investment Loss                                  (126,499)
                                                       __________

NET INCOME                                             $6,055,951
                                                       __________



See Notes to Financial Statements

                     PENFIELD PARTNERS, L.P.

            STATEMENT OF CHANGES IN PARTNERS' CAPITAL
             For the Six Months Ended June 30, 2000
                           (Unaudited)

                                 Corporate  Individual
                                 General    General   Limited
                    Total        Partner    Partners  Partners
                    ___________ __________  ________ ___________
PARTNERS' CAPITAL
  Beginning         $26,248,530  $2,417,111  $16,248 $23,815,171
                    ___________ ___________ ________ ___________
CHANGES IN CAPITAL FROM
Net Income            6,055,951   1,619,948    2,748   4,433,255
                    ___________ ___________ ________ ___________

Partners' Transactions
Capital contributions 2,400,000       -         -      2,400,000
Capital withdrawals    (412,176)      -         -       (412,176)
                    ___________ ___________ ________ ___________
Net Increase          1,987,824       -         -      1,987,824
                    ___________ ___________ ________ ___________
Total Increase in
  Partners Capital    8,043,775   1,619,948    2,748   6,421,079
                    ___________ ___________ ________ ___________
PARTNERS' CAPITAL-
  Ending            $34,292,305  $4,037,059  $18,996 $30,236,250
                    ___________ ___________ ________ ___________

Units Outstanding-
  Beginning           1,049.94      96.68      .65        952.61
                    ___________ ___________ ________ ___________
CHANGES IN UNITS
  OUTSTANDING FROM
  Units Sold             96.00        -         -         96.00
  Units Adjusted for
   Net Income           242.24      64.80     0.11       177.33
  Units Repurchased     (16.49)       -        -         (16.49)
                    ___________ __________  ________ __________
  Net Increase          321.75      64.80     0.11       256.84                    ___________ __________  ________ ___________
Units Outstanding-
  Ending              1,371.69     161.48      .76     1,209.45
                    ___________ __________  ________ ___________

See Notes to Financial Statements




Page 5
                     PENFIELD PARTNERS, L.P.

            STATEMENT OF CHANGES IN PARTNERS' CAPITAL
              For the Year Ended December 31, 1999

                                 CORPORATE  INDIVIDUAL
                                 GENERAL    GENERAL  LIMITED
                    TOTAL        PARTNER    PARTNERS PARTNERS
                    ___________ ___________ ________ ____________
PARTNERS' CAPITAL-
  Beginning         $21,515,968 $1,578,916  $13,864   $19,923,188
                    ___________ ___________ ________ ____________
CHANGES IN CAPITAL FROM
Net Income            4,588,845    957,989    2,384     3,628,472
                    ___________ ___________ ________ ____________

Partners' Transactions
Capital contributions 1,450,000      25,000     -       1,425,000
Capital transfers         -        (144,794)    -         144,794
Capital withdrawals  (1,306,283)       -        -     (1,306,283)
                    ___________ ___________ ________ ____________
Net Increase/Decrease   143,717    (119,794)    -         263,511
                    ___________ ___________ ________ ____________
Total Increase in
 Partners' Capital    4,732,562     838,195   2,384     3,891,983
                    ___________ ___________ ________ ____________
PARTNERS' CAPITAL-
  Ending            $26,248,530  $2,417,111 $16,248   $23,815,171                   ____________ ___________ ________ ____________
Units Outstanding-
  Beginning             860.64        63.15    0.56        796.93
                   ____________ ___________ ________ ____________

CHANGES IN UNITS
  OUTSTANDING FROM
  Units Sold             58.00         1.00      -          57.00
  Units Transferred      -            (5.79)     -           5.79
  Units Adjusted for
   Net Income           183.55        38.32     0.09       145.14
 Units Repurchased      (52.25)        -         -        (52.25)
                       ________      _______  ______     ________
  Net Increase          189.30        38.53     0.09       155.68
                       ________      _______  ______     ________
  UNITS OUTSTANDING-
   ENDING             1,049.94        96.68     0.65       952.61
                       ________      _______  ______    ________


See Notes to Financial Statements



Page 6
                     PENFIELD PARTNERS, L.P.

                     SCHEDULE OF INVESTMENTS
                          June 30, 2000
                           (Unaudited)

INVESTMENT IN SECURITIES

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS 101.90%

               BASIC INDUSTRY 4.70%
  100,000      RTI International Metals, Inc.          $1,137,500
   22,500      Sea Containers, Ltd.                       475,312
                                                       __________
                                                        1,612,812

               CAPITAL GOODS 3.35%
   56,200      CTB International Corp.                    379,350
   14,700      General Electric Co.                       769,912
                                                       __________
                                                        1,149,262

               CONSUMER CYCLICAL 14.46%
   60,000      Deb Shops, Inc.                            750,000
   28,124      99 Cents Only Stores                     1,121,445
  200,000      WMS Industries, Inc.                     3,087,500
                                                       __________
                                                        4,958,945

               COMMUNICATIONS 2.72%
   20,000      Liberty Digital, Inc.                      600,000
  140,000      Relm Wireless Corp.                        332,500
                                                       __________
                                                          932,500

               ENERGY 1.69%
   15,000      Chesapeake Energy Corp.                    118,125
   50,000      Transnational Industries, Inc. (a)         343,750
   31,760      Transnational Industries, Inc.
                    Restricted (a)                        117,600
                                                       __________
                                                          579,475

               FINANCIAL SERVICES 3.13%
  90,000       MFC Bancorp, Ltd.                          675,000
  50,000       R & G Financial Corp.                      396,875
                                                       __________
                                                        1,071,875


See Notes of Financial Statements



Page 7


                     PENFIELD PARTNERS, L.P.
               SCHEDULE OF INVESTMENTS (CONTINUED)
                          June 30, 2000
                           (Unaudited)

               COMMON STOCKS (CONTINUED)
NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               HEALTHCARE 29.27%
 120,000       Accuhealth, Inc. (a)                        16,875
 266,527       Accuhealth, Inc. Restricted (a)             37,480
   8,953       Cardiac Control Systems, Inc. Restricted      -
  22,500       Impath, Inc.                             1,220,625
  40,000       Jones Pharma, Inc.                       1,597,500
  25,000       Laboratory Corporation of America        1,928,125
  34,022       Medtronic, Inc.                          1,694,721
 130,000       Rehabcare Group, Inc.                    3,542,500
                                                       __________
                                                       10,037,826

               MISCELLANEOUS 19.98%
  55,000       Action Performance Co., Inc.               398,750
   2,150       Centennial Technologies, Inc.               17,066
  40,000       Delta & Pine Land Co.                    1,001,875
  60,000       Forward Industries, Inc.                   127,500
  50,000       Iron Mountain, Inc.                      1,700,000
 220,000       Laser Pacific Media Corp.                1,031,250
  20,000       Meade Instruments Corp.                    502,500
  55,000       Noble Learning Communities, Inc.           433,125
  75,000       Northeast Utilities                      1,631,250
                                                       __________
                                                        6,843,316

               TECHNOLOGY 22.63%
 375,000       Casino Data Systems                      2,402,345
  70,000       Cognitronics Corp.                         905,625
  33,000       Evercel, Inc.                              453,750
  30,000       Measurement Specialties, Inc.            1,151,250
  55,000       Media 100, Inc.                          1,416,250
  53,700       Nu Horizons Electronics Corp.            1,429,762
                                                       __________
                                                        7,758,982

              TOTAL INVESTMENT IN SECURITIES
                 (COST $21,129,192)                   $34,944,993

a) Affiliated issuer under the Investment Company Act of 1940, in as much as the Fund owns more than 5% of the voting securities of the issuer.

All percentages are relative to Partners' Capital



Page 8
                     PENFIELD PARTNERS, L.P.

               SCHEDULE OF INVESTMENTS (CONTINUED)
                          June 30, 2000
                           (Unaudited)

SECURITIES SOLD SHORT

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS 12.80%

               CONSUMER CYCLICAL 3.61%
  42,500       Cutter & Buck, Inc.                     $  337,344
  10,000       Kohls Corp.                                556,250
  27,500       Wild Oats Markets, Inc.                    345,468
                                                       __________
                                                        1,239,062


               ENERGY .34%
  15,000       Chesapeake Energy Corp.                    118,125


               HEALTHCARE 3.94%
  27,500       Call Pathways, Inc.                        646,250
  10,200       Gliatech, Inc.                             206,550
  50,000       Sunrise Technologies, Inc.                 500,000
                                                       __________
                                                        1,352,800


               FINANCIAL SERVICES 2.72%
  27,500       Southwest Securities Group Inc.            931,250



               TECHNOLOGY 2.18%
   1,250       Centennial Technologies, Inc.                9,920
  40,000       Valence Technology, Inc.                   737,500
                                                       __________
                                                          747,420

               TOTAL SECURITIES SOLD SHORT
                 (PROCEEDS $5,617,309)                 $4,388,657



All percentages are relative to Partners' Capital
See Notes to Financial Statements



Page 9
                     PENFIELD PARTNERS, L.P.
                  NOTES TO FINANCIAL STATEMENTS
                          June 30, 2000

   (Information Subsequent to December 31, 1999 is Unaudited)

ORGANIZATION   Penfield Partners, L.P.("the Fund") was organized
               in November 1988 in the State of Delaware as a limited partnership for the purpose of trading in securities. The Fund will continue until December
               31, 2028 unless sooner terminated as provided for in the Partnership Agreement. The Fund's investment objective is to seek long-term capital appreciation by investing and trading primarily in equity securities and securities with equity features of publicly listed companies.

               Effective July 1, 1994, the Fund registered under the Investment Company Act of 1940 ("1940 Act") to operate as a nondiversified management company and a closed-end interval fund.

REPURCHASE     The Fund has adopted certain policies for its
POLICIES       repurchases of units from partners as fundamental
               policies which, under Rule 23c-3 promulgated under the 1940 Act, may not be changed without the vote of the holders of a majority of the outstanding units (as determined under the 1940 Act). These repurchase policies are as follows:

                 (a) The Fund will offer to repurchase units at
               intervals of six months in accordance with the Partnership Agreement.

                 (b) The Fund will allow its partners to submit
               requests for repurchases of units by June 16th and December 17th of each year.

                 (c) The Fund will establish a maximum of
               fourteen days between each deadline for
               repurchase requests and the applicable repurchase date such that repurchases of units shall occur on June 30th and December 31st of each year.

               The Individual General Partners are authorized under the Partnership Agreement to establish other policies relating to repurchases of units that are consistent with the 1940 Act. The repurchase of units by the Fund allows partners to redeem units semi-annually, subject to the terms and limitations set forth in the Partnership Agreement.


Page 10
                     PENFIELD PARTNERS, L.P.
                  NOTES TO FINANCIAL STATEMENTS
                          June 30, 2000

   (Information Subsequent to December 31, 1999 is Unaudited)

REPURCHASE     On May 19, 2000, the Fund offered to repurchase up
POLICIES       to 25% of the outstanding units. Partners holding
(CONTINUED)    1.19% of the units outstanding prior to the
               repurchases on June 30, 2000 equal to $412,176 elected to tender their units to the Fund for repurchase.

FINANCIAL      The preparation of financial statements in
STATEMENT      conformity with generally accepted accounting
ESTIMATES      principles may require management to make
               estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF   Purchases and sales of securities are recorded on
SECURITIES     a trade date basis.

               Investments in securities and securities sold short which are traded on a national securities exchange or listed on NASDAQ are valued at the last reported sales price on the last business day of the year. Investments in securities and securities sold short which are traded in the over-the-counter market are valued at the average of the bid and asked prices on the last trade date.

               Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Individual
               General Partners.

INCOME TAXES   The Fund is not subject to income taxes.  The
               partners report their distributive share of realized income or loss on their own tax returns.

CUSTODY        The Partnership maintains a brokerage account with
CONCENTRATIONS ING Barings LLC.  The Securities Investor
               Protection Corporation (SIPC) insures the brokerage account to the extent of $500,000
               (including up to $100,000 for cash). Amounts in excess of these limits are covered by additional insurance maintained by the broker.




Page 11
                     PENFIELD PARTNERS, L.P.

                NOTES TO THE FINANCIAL STATEMENTS
                          June 30, 2000
   (Information Subsequent to December 31, 1999 is Unaudited)

SECURITIES     The Fund is subject to certain inherent risks
SOLD SHORT     arising from its activities of selling securities
               short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.

ALLOCATION OF  The net income of the Fund is allocated
INCOME (LOSS)  semiannually on June 30th and December 31st,
               20% to the Corporate General Partner and 80% to all partners in proportion to the number of units held by each. A net loss is allocated among the partners in proportion to the number of units owned by each. If there is a loss for an accounting period, the 20% allocation to the Corporate General Partner will not apply to the future periods until the loss has been recovered.

               For the semiannual period ended June 30, 2000, income was allocated in accordance with the 20%
               - 80%  formula.

               All net income allocated to partners is
               reinvested. In order to maintain a $25,000 price per unit, the number of units held by each partner at the close of each semiannual period is adjusted to equal the partner's capital account divided by $25,000.

RELATED        The Administrative Agreement provides for fees
PARTY          payable to the Fund's administrator, the general
TRANSACTIONS   partner of the Corporate General Partner.  The
               administrator's fee is calculated at a rate of .0625% of the net asset value of the Fund at the beginning of each month (.75% per annum).

               A fee is payable to each of the Independent
               Individual General Partners at $10,000 per annum, plus out-of-pocket expenses incurred by them in performing their duties under the Partnership Agreement.

               The accompanying Statement of Assets and Liabilities includes unpaid fees to the administrator of $59,261.



Page 12
                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                          JUNE 30, 2000

   (Information Subsequent to December 31, 1999 is Unaudited)


RELATED PARTY  At June 30, 2000 the Fund has an investment in
TRANSACTIONS   Transnational Industries, a private placement
(CONTINUED)    security in which an Individual General Partner is
               a director and an investor through another entity.
               The investment is valued at $461,350.

PURCHASES AND  Purchases and sales of securities aggregated
SALES OF       $26,249,988 and $30,264,472, respectively.
SECURITIES


SUBSEQUENT     Effective July 1, 2000 partners' capital of
CAPITAL        approximately $1,500,000 was contributed to
TRANSACTIONS   to the Fund.



SELECTED          Six
FINANCIAL         Months
INFORMATION       Ended            Years Ended
                  June 30,              December 31,
                  ____________________________________________
                     2000    1999    1998   1997   1996    1995
Ratio of Total
 Expenses to
 Average Net Assets  1.58%*  3.10%   1.85%  1.94%  1.53%   2.18%

Ratio of Investment
Loss to
 Average Net Assets  (.83)%* (.67)%  (.78)% (.96)% (.48)%  (1.12)%

Ratio of Net Income to
 Average Net Assets  39.75%*  18.49%  .96%  19.28% 10.89%   9.59%


Portfolio Turnover
 Rate                   .82    1.78   2.39   2.10   1.82    1.19


Total Return          21.12%  20.24%  .68%  21.89%  13.41% 10.14%


  * Annualized
